Share-Based Compensation (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	May 05, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jul. 16, 2015
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, Forfeited						945,000
Unrecognized compensation expense						$ 50,000	$ 10,000
Weighted average period						2 years 3 months 18 days
Stock based compensation expense		$ 14,000	$ 51,000.0	$ 63,800	$ 82,000.0	$ 122,000	$ 23,000
2015 Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock shares reserved for future reserve								5,000,000
Number of shares granted	250,000
Grant date price per share	$ 0.165
Vested in period fair value	$ 41,300
2015 Incentive Plan [Member] | Board of Directors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares granted						550,000
Grant date price per share						$ 0.06
Vested in period fair value						$ 34,700
2015 Incentive Plan [Member] | Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares granted						1,735,000
Grant date price per share						$ 0.06
Vested in period fair value						$ 49,800
2015 Incentive Plan [Member] | External Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares granted						100,000	100,000
Grant date price per share						$ 0.06	$ 0.07
Vested in period fair value						$ 6,300	$ 7,000.0
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant						300,000	100,000
2015 Incentive Plan [Member] | External Consultants 1 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares granted						315,000
Grant date price per share						$ 0.10
Vested in period fair value						$ 31,500
2015 Incentive Plan [Member] | Independent Members [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares granted							80,000
Grant date price per share							$ 0.10
Vested in period fair value							$ 8,000.0